New Frontiers Trust

30195 Chagrin Blvd., Suite 118N

Pepper Pike, OH 44124

June 4, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

New Frontiers Trust (the “Registrant”);

File Nos. 333-170791 and 811-22498

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 4, which was filed with the Commission on May 30, 2013 and (ii) that Post-Effective Amendment No. 4 has been filed electronically with the Commission.

Very truly yours,

New Frontiers Trust

By:

/s/ Rakesh Mehra

           Rakesh Mehra, President